Employee Benefit Plans - Accumulated other comprehensive loss that has not been recognized (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Employee Benefit Plans
Unrecognized net actuarial loss	$ 150	$ 190
Prior service cost	3	5
Total	153	195
Deferred taxes	(25)	(35)
Amounts recognized in accumulated other comprehensive loss	$ (128)	$ 160